Risk Management and Fair Values - Schedule of Liquidity Risk (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Liquidity Risk [Line Items]
Short-term bank loans and related interests	$ 1,572,979	$ 1,643,993
Trade and other payables	6,576,217	2,612,191
Related parties payables	7,226,210	3,783,415
Operating lease liabilities	4,454	11,940
Total	15,379,860	8,051,539
Within 1 year [Member]
Schedule of Liquidity Risk [Line Items]
Short-term bank loans and related interests	1,572,979	1,643,993
Trade and other payables	6,576,217	2,612,191
Related parties payables	7,226,210	3,783,415
Operating lease liabilities	4,454	7,477
Total	15,379,860	8,047,076
Over 1 year [Member]
Schedule of Liquidity Risk [Line Items]
Short-term bank loans and related interests
Trade and other payables
Related parties payables
Operating lease liabilities		4,463
Total		$ 4,463